Note 24 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about derivative financial instruments [text block]
	Year ended December 31,
	2017	2016
Foreign exchange derivatives contracts	8,230	2,759
Contracts with positive fair values	8,230	2,759

Foreign exchange derivatives contracts	(39,799)	(42,635)
Contracts with negative fair values	(39,799)	(42,635)
Total	(31,569)	(39,876)

Disclosure of detailed information about hedged items [text block]
			Fair Value		Hedge Accounting Reserve
Purchase currency	Sell currency	Term	2017	2016	2017	2016
MXN	USD	2018	(20,447)	(35,165)	(534)	9
USD	MXN	2018	490	694	-	(2,280)
EUR	USD	2018	5,660	(360)	1,881	-
USD	EUR	2018	(367)	(33)	-	(1,435)
JPY	USD	2018	(101)	(179)	-	73
USD	KWD	2018	(630)	(2,447)	(520)	(1,016)
USD	ARS	2018	22	(748)	-	-
ARS	USD	2018	(13,715)	318	(1,067)	(93)
USD	BRL	2018	(17)	(1,581)	-	-
USD	CAD	2018	(2,072)	(225)	-	-
Others			(392)	(150)	-	-
Total			(31,569)	(39,876)	(240)	(4,742)

Disclosure of detailed information of the hedge reserve evolution [text block]
	Equity Reserve Dec-15	Movements 2016	Equity Reserve Dec-16	Movements 2017	Equity Reserve Dec-17
Foreign Exchange	2,783	(7,525)	(4,742)	4,502	(240)
Total Cash flow Hedge	2,783	(7,525)	(4,742)	4,502	(240)